Bank Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets)	$ 31,433	$ 30,637
Tier 1 Capital (to Risk Weighted Assets)	28,641	28,043
Tier 1 Capital (to Average Assets)	28,641	28,043
Total Capital (to Risk Weighted Assets)	13.08%	14.68%
Tier 1 Capital (to Risk Weighted Assets)	11.92%	13.44%
Tier 1 Capital (to Average Assets)	7.09%	7.73%
Total Capital (to Risk Weighted Assets)	19,227	16,694
Tier 1 Capital (to Risk Weighted Assets)	9,613	8,347
Tier 1 Capital (to Average Assets)	16,150	14,520
Total Capital (to Risk Weighted Assets)	24,033	20,868
Tier 1 Capital (to Risk Weighted Assets)	14,420	12,521
Tier 1 Capital (to Average Assets)	$ 20,188	$ 18,150
Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets)	8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets)	4.00%	4.00%
Tier 1 Capital (to Average Assets)	4.00%	4.00%
Total Capital (to Risk Weighted Assets)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets)	6.00%	6.00%
Tier 1 Capital (to Average Assets)	5.00%	5.00%